COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Jun. 30, 2022 - Purchase Commitment	CNY (¥)	USD ($)
Other Commitment, Fiscal Year Maturity [Abstract]
2023	¥ 26,967,803	$ 4,026,414
2024	300,000	44,791
2025	300,000	44,791
2026	150,000	22,396
Thereafter	0	0
Total minimum payments required	¥ 27,717,803	$ 4,138,392